Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stonepeak Transaction [Line Items]
Property, Plant and Equipment [Roll Forward]	$ 2,954,134	$ 3,219,681
Beginning balance	932,414
Ending balance	731,318	932,414
Dry-docking Activity
Stonepeak Transaction [Line Items]
Beginning balance	60,639	58,311	$ 51,020
Transfer to vessels held for sale and write-down of vessels	(18,130)	(3,920)	(3,367)
Dry-dock amortization	(19,090)	(18,101)	(17,394)
Ending balance	31,358	60,639	58,311
Property, Plant and Equipment, Additions	7,939	24,349	18,870
Dry-docking Activity | Evergas
Stonepeak Transaction [Line Items]
Property, Plant and Equipment, Additions	$ 0	$ 0	$ 9,182